Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2022
Accumulated other comprehensive income
27 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2022 (CHF million)
Balance at beginning of period	(95)	(16,739)	13		(2,705)	365	(2,165)	(21,326)
Increase/(decrease)	(455)	(278)	(21)		(184)	(73)	6,122	5,111
Reclassification adjustments, included in net income/(loss)	(767)	0	(5)		248	(80)	(31)	(635)
Total increase/(decrease)	(1,222)	(278)	(26)		64	(153)	6,091	4,476
Balance at end of period	(1,317)	(17,017)	(13)		(2,641)	212	3,926	(16,850)
2021 (CHF million)
Balance at beginning of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
Increase/(decrease)	(260)	783	0		707	4	302	1,536
Reclassification adjustments, included in net income/(loss)	(41)	6	0		315	(95)	103	288
Total increase/(decrease)	(301)	789	0		1,022	(91)	405	1,824
Balance at end of period	(95)	(16,739)	13		(2,705)	365	(2,165)	(21,326)
2020 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	91	(3,076)	(49)		(327)	(5)	45	(3,321)
Reclassification adjustments, included in net income/(loss)	87	17	32		290	(143)	157	440
Total increase/(decrease)	178	(3,059)	(17)		(37)	(148)	202	(2,881)
Balance at end of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2022, 2021 and 2020.
> Refer to “Note 29 – Tax” and “Note 32 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2022		2021		2020
Reclassification adjustments, included in net income/(loss) (CHF million)
Gains/(losses) on cash flow hedges
Gross gains/(losses)	(958)	[1]	(40)	[1]	101	[2]
Tax expense/(benefit)	191		(1)		(14)
Net of tax	(767)		(41)		87
Actuarial gains/(losses)
Amortization of recognized actuarial losses [3]	307		388		355
Tax expense/(benefit)	(59)		(73)		(65)
Net of tax	248		315		290
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [3]	(98)		(118)		(176)
Tax expense/(benefit)	18		23		33
Net of tax	(80)		(95)		(143)
1 Included in interest and dividend income as well as operating expenses. Refer to "Note 33 - Derivatives and hedging activities" for further information.
2 Included in interest and dividend income, trading revenues as well as operating expenses. Refer to "Note 33 - Derivatives and hedging activities" for further information.
3 These components are included in the computation of total benefit costs. Refer to "Note 32 – Pension and other post-retirement benefits" for further information.
Additional share information
	2022		2021		2020
Common shares issued
Balance at beginning of period	2,650,747,720		2,447,747,720		2,556,011,720
Issuance of common shares	1,351,410,342		203,000,000		0
Cancellation of repurchased shares	0		0		(108,264,000)
Balance at end of period	4,002,158,062		2,650,747,720		2,447,747,720
Treasury shares
Balance at beginning of period	(81,063,211)		(41,602,841)		(119,761,811)
Sale/(repurchase) of treasury shares	(40,403,860)		(98,065,361)		(80,914,296)
Cancellation of repurchased shares	0		0		108,264,000
Issuance of common shares relating to mandatory convertible notes	0		(203,000,000)		0
Conversion of mandatory convertible notes	0		202,998,491		0
Share-based compensation	60,559,090		58,606,500		50,809,266
Balance at end of period	(60,907,981)		(81,063,211)		(41,602,841)
Common shares outstanding
Balance at end of period	3,941,250,081	[1]	2,569,684,509	[2]	2,406,144,879
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 575,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. None of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
26 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2022 (CHF million)
Balance at beginning of period	(95)	(16,760)	13		(429)	(6)	(2,082)	(19,359)
Increase/(decrease)	(454)	(260)	(21)		(170)	(4)	5,987	5,078
Reclassification adjustments, included in net income/(loss)	(768)	0	(5)		17	1	(31)	(786)
Total increase/(decrease)	(1,222)	(260)	(26)		(153)	(3)	5,956	4,292
Balance at end of period	(1,317)	(17,020)	(13)		(582)	(9)	3,874	(15,067)
2021 (CHF million)
Balance at beginning of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
Increase/(decrease)	(259)	751	0		12	4	284	792
Reclassification adjustments, included in net income/(loss)	(41)	6	0		19	1	103	88
Total increase/(decrease)	(300)	757	0		31	5	387	880
Balance at end of period	(95)	(16,760)	13		(429)	(6)	(2,082)	(19,359)
2020 (CHF million)
Balance at beginning of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
Increase/(decrease)	90	(2,974)	(49)		(55)	(4)	(6)	(2,998)
Reclassification adjustments, included in net income/(loss)	87	17	32		12	0	157	305
Total increase/(decrease)	177	(2,957)	(17)		(43)	(4)	151	(2,693)
Balance at end of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2022, 2021 and 2020.
> Refer to “Note 28 – Tax” and “Note 31 – Pension and other post-retirement benefits” for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).
Details of significant reclassification adjustments
in	2022		2021		2020
Reclassification adjustments, included in net income/(loss) (CHF million)
Gains/(losses) on cash flow hedges
Gross gains/(losses)	(959)	[1]	(40)	[1]	101	[2]
Tax expense/(benefit)	191		(1)		(14)
Net of tax	(768)		(41)		87
Actuarial gains/(losses)
Amortization of recognized actuarial losses [3]	21		23		13
Tax expense/(benefit)	(4)		(4)		(1)
Net of tax	17		19		12
1 Included in interest and dividend income as well as operating expenses. Refer to "Note 32 - Derivatives and hedging activities" for further information.
2 Included in interest and dividend income, trading revenues as well as operating expenses. Refer to "Note 32 - Derivatives and hedging activities" for further information.
3 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.